DEBT AND CAPITAL STRUCTURE - Additional Information (Details) $ in Millions		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2026 CAD ($) $ / bbl	Dec. 31, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 368	$ 341
Maximum debt to capitalization ratio		65.00%
Target net debt to adjusted EBITDA ratio		1.0
Target net debt		$ 4,000
Average crude oil price | $ / bbl		45.00
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Share of equity investment	50.00%
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 0	0
Committed Credit Facilities, Maturing November 10, 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		3,300
Committed Credit Facilities, Maturing November 10, 2026
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		2,200
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding		0	0
Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		2,700
Maximum
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		1,500	$ 1,500
Maximum | Maximum
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes		$ 1,400